Description of Business and Nature of Operations - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Pueblo Viejo Dominicana Corporation [member]
Description of business and nature of operations [line items]
Percentage of ownership in associate	40.00%
NuevaUnion SpA [member]
Description of business and nature of operations [line items]
Percentage of ownership in associate	50.00%
Norte Abierto [member]
Description of business and nature of operations [line items]
Percentage of ownership in joint operation	50.00%